Equity Incentive Plans - Narrative (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense	$ 746,000	$ 757,000	$ 189,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	8,981		412,500
Stock Options exercised, shares	52,406	11,388
Options outstanding, Intrinsic Value	454,000
Options Exercisable, Intrinsic Value	302,000
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Arrangement, Maximum Contractual Term	10 years 0 months 0 days
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	5 years 0 months 0 days
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	239,832
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	8,981
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized	708,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition	1 year 7 months 0 days
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	39,316
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized	$ 884,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition	1 year 2 months 0 days
The 2005 Equity Incentive Plan [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	552,891
The 2005 Equity Incentive Plan [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	221,154
The 2012 Equity Incentive Plan [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	504,794
The 2012 Equity Incentive Plan [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	201,918